Investment in Joint Ventures and Majority Owned Subsidiaries (Details Textual) - USD ($)				3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jun. 30, 2013	Apr. 05, 2013	Jun. 28, 2015	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013	Nov. 30, 2008	Jun. 24, 2007
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture					$ 4,384,000		$ 965,000
Equity (loss) income of joint ventures					(788,000)	$ 957,000	(225,000)
Loan to joint venture					315,000	285,000
ADAC-STRATTEC LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary									51.00%
Income from majority owned subsidiaries, impact on net income					2,600,000	1,400,000	1,100,000
Strattec Power Access Llc
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary								80.00%
Income from majority owned subsidiaries, impact on net income					269,000	1,500,000	1,000,000
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture					13,200,000	0	600,000
Equity (loss) income of joint ventures					1,251,000	1,324,000	(147,000)
VAST LLC | ADAC
Schedule Of Equity Method Investments [Line Items]
Loan to joint venture					215,000	285,000
VAST LLC | WITTE
Schedule Of Equity Method Investments [Line Items]
Loan to joint venture					215,000	285,000
VAST LLC | STRATTEC
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture					4,384,000		200,000
Loan to joint venture					215,000	285,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
VAST's percentage ownership in MINDA-VAST ACCESS SYSTEMS	50.00%
Payments to acquire interest in joint venture	$ 12,000,000
Expected annual sales from acquired joint venture entity	40,000,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS | ADAC
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture	4,000,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS | WITTE
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture	4,000,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS | STRATTEC
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture	$ 4,000,000
STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC)
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture			$ 1,500,000
Equity (loss) income of joint ventures					$ (2,039,000)	$ (367,000)	$ (78,000)
Percentage ownership interest in joint venture		51.00%	51.00%		51.00%
Percentage of funding in joint venture through loans				100.00%
Percentage of losses of joint venture recognized by STRATTEC				100.00%
STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC) | STRATTEC
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture			$ 765,000